UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Conus Partners, Inc.

Address: 49 West 38th Street
         11th Floor
         New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


 /s/ Andrew Zacks               New York, New York            August 14, 2009
 ----------------               ------------------            ---------------
    [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:   $436,467
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number                            Name


                                                    FORM 13F INFORMATION TABLE
                                                         Conus Partners, Inc.
                                                             June 30, 2009



COLUMN 1                       COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6        COLUMN 7    COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION      MNGRS  SOLE  SHARED  NONE
ATS MED INC                          COM         002083103    2,960     897,090 SH         SHARED-DEFINED  NONE           897,090
ADOLOR CORP                          COM         00724X102       79      44,752 SH         SHARED-DEFINED  NONE            44,752
ADVOCAT INC                          COM         007586100      423     140,000 SH         SHARED-DEFINED  NONE           140,000
ALEXZA PHARMACEUTICALS INC           COM         015384100    1,124     474,311 SH         SHARED-DEFINED  NONE           474,311
AMERICAN INTL GROUP INC              COM         026874107      580     500,000 SH         SHARED-DEFINED  NONE           500,000
ANTARES PHARMA INC                   COM         036642106      178     200,000 SH         SHARED-DEFINED  NONE           200,000
ANTIGENICS INC DEL                   COM         037032109      105      50,000 SH         SHARED-DEFINED  NONE            50,000
ARENA PHARMACEUTICALS INC            COM         040047102    1,581     316,800 SH         SHARED-DEFINED  NONE           316,800
BOEING CO                            COM         097023105   14,875     350,000 SH   PUT   SHARED-DEFINED  NONE           350,000
BRINKS CO                            COM         109696104    3,819     131,560 SH         SHARED-DEFINED  NONE           131,560
CELL GENESYS INC                     COM         150921104      292   1,000,000 SH         SHARED-DEFINED  NONE         1,000,000
CEPHEID                              COM         15670R107      763      80,946 SH         SHARED-DEFINED  NONE            80,946
CHINA LIFE INS CO LTD           SPON ADR REP H   16939P106    4,990      90,000 SH   PUT   SHARED-DEFINED  NONE            90,000
CISCO SYS INC                        COM         17275R102    2,305     123,600 SH         SHARED-DEFINED  NONE           123,600
COEUR D ALENE MINES CORP IDA       COM NEW       192108504    1,529     124,284 SH         SHARED-DEFINED  NONE           124,284
DURECT CORP                          COM         266605104    9,737   4,091,177 SH         SHARED-DEFINED  NONE         4,091,177
EXPRESS SCRIPTS INC                  COM         302182100   13,750     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
4 KIDS ENTMT INC                     COM         350865101    1,510     722,698 SH         SHARED-DEFINED  NONE           722,698
GENERAL ELECTRIC CO                  COM         369604103   19,924   1,700,000 SH   PUT   SHARED-DEFINED  NONE         1,700,000
GENVEC INC                           COM         37246C109    1,075   1,472,102 SH         SHARED-DEFINED  NONE         1,472,102
GILEAD SCIENCES INC                  COM         375558103    3,279      70,000 SH  CALL   SHARED-DEFINED  NONE            70,000
GLOBAL INDS LTD                      COM         379336100      882     155,900 SH         SHARED-DEFINED  NONE           155,900
GOLDMAN SACHS GROUP INC              COM         38141G104    8,846      60,000 SH   PUT   SHARED-DEFINED  NONE            60,000
INOVIO BIOMEDICAL CORP               COM         45773H102      876   1,095,580 SH         SHARED-DEFINED  NONE         1,095,580
INTERNATIONAL BUSINESS MACHS         COM         459200101   20,884     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
IRON MTN INC                         COM         462846106    5,750     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
ISHARES INC                    MSCI MEX INVEST   464286822    3,686     100,000 SH   PUT   SHARED-DEFINED  NONE           100,000
ISHARES TR                      FTSE XNHUA IDX   464287184    7,674     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
ISHARES TR                      DJ US REAL EST   464287739    6,484     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
JPMORGAN CHASE & CO                  COM         46625H100   17,055     500,000 SH   PUT   SHARED-DEFINED  NONE           500,000
KLA-TENCOR CORP                      COM         482480100    1,341      53,100 SH         SHARED-DEFINED  NONE            53,100
LABOPHARM INC                        COM         504905100    5,467   2,641,028 SH         SHARED-DEFINED  NONE         2,641,028
LANDEC CORP                          COM         514766104    3,189     469,695 SH         SHARED-DEFINED  NONE           469,695
MAXYGEN INC                          COM         577776107   32,461   4,830,442 SH         SHARED-DEFINED  NONE         4,830,442
MEADE INSTRUMENTS CORP               COM         583062104       34     191,517 SH         SHARED-DEFINED  NONE           191,517
MEDCO HEALTH SOLUTIONS INC           COM         58405U102    9,122     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
NEWPARK RES INC                COM PAR $.01NEW   651718504      571     200,390 SH         SHARED-DEFINED  NONE           200,390
OCCAM NETWORKS INC                 COM NEW       67457P309    5,383   1,503,538 SH         SHARED-DEFINED  NONE         1,503,538
ORCHID CELLMARK INC                  COM         68573C107      160     100,000 SH         SHARED-DEFINED  NONE           100,000
PAIN THERAPEUTICS INC                COM         69562K100    1,890     351,951 SH         SHARED-DEFINED  NONE           351,951
PERMA-FIX ENVIRONMENTAL SVCS         COM         714157104    6,138   2,536,170 SH         SHARED-DEFINED  NONE         2,536,170
PHARMACEUTICAL HLDRS TR         DEPOSITRY RCPT   71712A206   29,965     500,000 SH  CALL   SHARED-DEFINED  NONE           500,000
POTASH CORP SASK INC                 COM         73755L107   10,701     115,000 SH   PUT   SHARED-DEFINED  NONE           115,000
RETAIL HOLDRS TR                   DEP RCPT      76127U101   38,735     500,000 SH   PUT   SHARED-DEFINED  NONE           500,000
SPDR GOLD TRUST                    GOLD SHS      78463V107   65,650     720,000 SH   PUT   SHARED-DEFINED  NONE           720,000
SPDR SERIES TRUST               S&P RETAIL ETF   78464A714    5,542     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000
SPDR SERIES TRUST              SPDR KBW INS ETF  78464A789   13,260     500,000 SH   PUT   SHARED-DEFINED  NONE           500,000
SANOFI AVENTIS                  SPONSORED ADR    80105N105    7,446     252,500 SH  CALL   SHARED-DEFINED  NONE           252,500
SELECT SECTOR SPDR TR            SBI INT-FINL    81369Y605      958      80,200 SH   PUT   SHARED-DEFINED  NONE            80,200
STAAR SURGICAL CO               COM PAR $0.01    852312305    2,700   1,120,359 SH         SHARED-DEFINED  NONE         1,120,359
SYMYX TECHNOLOGIES                   COM         87155S108    9,099   1,555,327 SH         SHARED-DEFINED  NONE         1,555,327
TEVA PHARMACEUTICAL INDS LTD         ADR         881624209    9,868     200,000 SH  CALL   SHARED-DEFINED  NONE           200,000
THERAGENICS CORP                     COM         883375107    4,278   3,316,631 SH         SHARED-DEFINED  NONE         3,316,631
UNITEDHEALTH GROUP INC               COM         91324P102    3,747     150,000 SH   PUT   SHARED-DEFINED  NONE           150,000
VULCAN MATLS CO                      COM         929160109    6,896     160,000 SH   PUT   SHARED-DEFINED  NONE           160,000
WELLS FARGO & CO NEW                 COM         949746101    4,852     200,000 SH   PUT   SHARED-DEFINED  NONE           200,000



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